Cover	Nov. 15, 2021
Cover [Abstract]
Entity Registrant Name	Pharma-Bio Serv, Inc.
Entity Central Index Key	0001304161
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 15, 2021
Entity File Number	0-50956
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-0653570
City Area Code	787
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	278-2709
Entity Address Postal Zip Code	00646
Entity Address Address Line 1	6 Road 696
Entity Address City Or Town	Dorado
Entity Address Country	PR